Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended													12 Months Ended								12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer	Sep. 30, 2013	Dec. 31, 2012 Continuing operations [Member]	Dec. 31, 2011 Continuing operations [Member]	Dec. 31, 2010 Continuing operations [Member]	Dec. 31, 2012 Discontinuing operations [Member]	Dec. 31, 2011 Discontinuing operations [Member]	Dec. 31, 2010 Discontinuing operations [Member]	Dec. 31, 2012 Major Customer One [Member]	Dec. 31, 2011 Major Customer One [Member]	Dec. 31, 2010 Major Customer One [Member]	Dec. 31, 2012 Major Customer Two [Member]	Dec. 31, 2011 Major Customer Two [Member]	Dec. 31, 2010 Major Customer Two [Member]	Dec. 31, 2012 2005 Stock Plan [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Building and building improvements [Member]	Dec. 31, 2012 Minimum [Member] Machinery and equipment [Member]	Dec. 31, 2012 Minimum [Member] Tooling and office equipment [Member]	Dec. 31, 2012 Minimum [Member] Furniture and fixtures [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Jul. 20, 2005 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Building and building improvements [Member]	Dec. 31, 2012 Maximum [Member] Machinery and equipment [Member]	Dec. 31, 2012 Maximum [Member] Tooling and office equipment [Member]	Dec. 31, 2012 Maximum [Member] Furniture and fixtures [Member]
Significant Accounting Policies [Line Items]
Percentage of sales to its largest customers											26.00%	26.00%	27.00%	7.00%	8.00%	6.00%
Percentage of accounts receivable to total accounts receivable											23.00%	32.00%
Percentage of accounts receivable to total accounts receivable														5.00%	9.00%
Number of major customers	2	2	2
Gains and losses arising from foreign currency transactions	$ 2	$ 1	$ 2
Allowance for doubtful accounts	3	1
Estimated useful life, intangibles																		5 years					20 years
Estimated useful life, properties																			20 years	5 years	3 years	3 years				30 years	10 years	5 years	10 years
Advertising expenses					22	26	19	5	7	8
Research and development expenses	1	1																						1
Stock-based compensation expense																								$ 1
Number of shares of common stock subject to awards	350,000	350,000		350,000													350,000								350,000
Percentage of deferral matched with common stock	25.00%